October 2, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:     Nationwide VLI Separate Account – 4
   Nationwide Life Insurance Company
   SEC File No. 333-137202
   CIK No. 00001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-4 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Pre-Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account, which became effective September 27, 2007.

Please contact me at (614) 249-3398 with any questions regarding this filing.

Sincerely,
Nationwide Life Insurance Company

/s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Officer – Managing Counsel

cc:  file